Balance Sheet Components Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,120	$ 5,957
Accumulated depreciation	(4,360)	(3,466)
Property and equipment, net	2,760	2,491
Depreciation expense	976	767	603
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,179	4,170
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	931	807
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	512	413
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	290	220
Construction in Progress and Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 208	$ 347